Schedule of Investments (unaudited)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 71.5%
Communication Services — 11.5%
Diversified Telecommunication Services — 3.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,020,000	$1,480,465 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000	237,842 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	450,000	353,139 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	950,000	754,111 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	750,000	686,828 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	220,000	245,474 (a)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	4/15/25	100,000 EUR	108,065 (b)(c)(d)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	858,721 (a)
Total Diversified Telecommunication Services				4,724,645
Entertainment — 0.4%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	670,000	689,752 (a)
Interactive Media & Services — 0.6%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	450,000	388,236 (a)
Snap Inc., Senior Notes	6.875%	3/1/33	460,000	460,381 (a)
Total Interactive Media & Services				848,617
Media — 5.3%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	270,000	280,072 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	520,000	451,775
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	315,530
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,574,227
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	288,315 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	879,031 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,207,000	1,269,345
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	689,532	626,522 (e)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	275,500	220,441 (a)
Sirius XM Radio LLC, Senior Notes	4.125%	7/1/30	440,000	391,242 (a)
Sunrise FinCo I BV, Senior Secured Notes	4.875%	7/15/31	400,000	364,120 (c)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000 EUR	158,951 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	400,000	397,019 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000	601,224 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	370,000	321,931 (a)
Total Media				8,139,745
Wireless Telecommunication Services — 2.1%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	718,146 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	298,201 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	152,340 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	179,315 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	762,729 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	665,082 (c)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	610,000	$530,908 (a)
Total Wireless Telecommunication Services				3,306,721

Total Communication Services				17,709,480
Consumer Discretionary — 16.1%
Automobile Components — 2.3%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	190,000	178,075 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	130,000	126,395
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	700,000	603,518
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	290,000	290,612 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	240,000	242,496 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	210,000	207,862 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	720,000	740,828 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	760,000	747,434 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	440,000	408,742 (a)
Total Automobile Components				3,545,962
Automobiles — 0.8%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	460,000	437,213 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	820,000	783,100 (a)
Total Automobiles				1,220,313
Broadline Retail — 2.1%
B&M European Value Retail SA, Senior Secured Notes	4.000%	11/15/28	320,000 GBP	383,546 (c)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	969,230 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,110,000	1,871,124
Total Broadline Retail				3,223,900
Diversified Consumer Services — 1.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	270,000	246,935 (a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	100,000 EUR	113,252 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.876%	6/15/31	100,000 EUR	108,612 (a)(d)
Service Corp. International, Senior Notes	5.125%	6/1/29	390,000	380,792
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000 EUR	728,701 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000	227,900 (a)
Total Diversified Consumer Services				1,806,192
Hotels, Restaurants & Leisure — 8.3%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000 EUR	1,130,398 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000	497,019 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	240,000	239,398 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	180,000	178,852 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	380,000	378,757 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	810,000	798,814 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000 EUR	956,452
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	850,000	840,797 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	390,000	386,528 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	210,000	208,344 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.229%	7/16/35	853,000 GBP	953,111 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	322,539 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	1,690,000	1,670,561 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	220,000	$231,562 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000	906,602 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000	500,337 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	150,000	149,475 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	181,017
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	47,039 EUR	51,049 (c)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	520,000	555,883 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000	655,182 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000	97,614 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	300,000	277,470 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	630,000	652,355 (a)
Total Hotels, Restaurants & Leisure				12,820,116
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	240,000	234,080
Specialty Retail — 1.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	370,000	361,975 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	168,671 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	530,000	366,494 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	590,000	591,835
Total Specialty Retail				1,488,975
Textiles, Apparel & Luxury Goods — 0.3%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	210,070 (a)
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	350,000	284,021 (a)
Total Textiles, Apparel & Luxury Goods				494,091

Total Consumer Discretionary				24,833,629
Consumer Staples — 0.8%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	433,268 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	333,025 (a)
Total Beverages				766,293
Consumer Staples Distribution & Retail — 0.3%
Afflelou SAS, Senior Secured Notes	6.000%	7/25/29	100,000 EUR	111,758 (a)
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.250%	3/15/26	390,000	381,461 (a)
Total Consumer Staples Distribution & Retail				493,219

Total Consumer Staples				1,259,512
Energy — 8.3%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000	270,014 (a)
Oil, Gas & Consumable Fuels — 8.1%
Chord Energy Corp., Senior Notes	6.750%	3/15/33	550,000	547,617 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	110,000	114,288 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	270,000	267,302 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	594,736
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	632,810
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	10,000	$9,903 (b)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	590,000	598,479 (b)(d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000	259,482 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	770,000	728,999
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	400,000	410,320 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	50,000	51,265 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	214,054	210,843 (a)(d)(f)(g)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	370,000	373,758 (a)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	537,472 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	370,000	368,827 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	324,732
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	676,906 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,280,095
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,007,154
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	337,158
Range Resources Corp., Senior Notes	8.250%	1/15/29	380,000	391,176
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	120,000	122,160 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	170,000	173,630 (a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	550,000	538,447 (c)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	470,000	427,376 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	780,000	740,827 (a)(b)(d)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	345,068 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	310,000	295,488 (a)
YPF SA, Senior Notes	6.950%	7/21/27	245,000	243,496 (a)
Total Oil, Gas & Consumable Fuels				12,609,814

Total Energy				12,879,828
Financials — 8.9%
Banks — 4.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	698,769 (a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	399,264 (a)(b)(d)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	1,541,082 (a)(d)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	500,000	460,596 (d)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	1,813,334 (a)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	220,000	225,707 (b)(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	690,000	606,483 (d)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	$717,789 (b)(d)
Total Banks				6,463,024
Capital Markets — 1.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,249,278 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	292,875 (b)(d)
Credit Suisse AG AT1 Claim	—	—	3,590,000	0 *(f)(g)(h)
RAY Financing LLC, Senior Secured Notes	6.500%	7/15/31	330,000 EUR	366,323 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	430,000	424,030 (a)(b)(d)
Total Capital Markets				2,332,506
Consumer Finance — 0.3%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	477,864 (a)
Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	630,000	544,020
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	700,000	729,180 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	137,374 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	600,000	616,809 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	810,000	776,922 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	200,000	184,599 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	308,479 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	220,000	216,294 (a)
Total Financial Services				3,513,677
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	450,000	443,941 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	100,000	102,640 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	430,000	420,668 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				523,308

Total Financials				13,754,320
Health Care — 4.5%
Health Care Equipment & Supplies — 0.2%
Insulet Corp., Senior Notes	6.500%	4/1/33	260,000	264,460 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	130,000	131,817 (a)
Total Health Care Equipment & Supplies				396,277
Health Care Providers & Services — 1.4%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000	420,641
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	950,000	937,100 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	400,000	373,633
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	430,000	437,689 (a)
Total Health Care Providers & Services				2,169,063
Pharmaceuticals — 2.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	680,000	676,568 (a)(i)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	680,000	$646,908 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	80,000	53,537 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000 GBP	469,032 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	370,000	386,197 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	250,000	0 *(a)(f)(g)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	800,000	776,327
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	970,000	1,082,307
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	500,000	361,884
Total Pharmaceuticals				4,452,760

Total Health Care				7,018,100
Industrials — 10.6%
Aerospace & Defense — 1.0%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	150,000	151,759 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	80,000	81,023 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000	482,417 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	800,000	803,721 (a)
Total Aerospace & Defense				1,518,920
Building Products — 0.8%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	190,000	189,867 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	440,000	436,371 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	670,000	674,801 (a)
Total Building Products				1,301,039
Commercial Services & Supplies — 2.4%
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	288,903 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	310,000	301,067
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000	911,446
GEO Group Inc., Senior Notes	10.250%	4/15/31	510,000	554,789
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	260,000	273,374
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	520,000	536,673 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	370,000	387,685 (a)
Techem Verwaltungsgesellschaft 675 mbH, Senior Secured Notes	5.375%	7/15/29	400,000 EUR	438,746 (a)
Total Commercial Services & Supplies				3,692,683
Construction & Engineering — 0.6%
Arcosa Inc., Senior Notes	6.875%	8/15/32	240,000	243,516 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	550,000	552,020 (a)
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	80,000	76,265 (a)
Total Construction & Engineering				871,801
Electrical Equipment — 0.2%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000	379,157 (a)
Ground Transportation — 0.2%
XPO Inc., Senior Notes	7.125%	2/1/32	240,000	246,118 (a)
Machinery — 1.7%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	190,028 (c)
ESAB Corp., Senior Notes	6.250%	4/15/29	330,000	335,228 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Machinery — continued
HTA Group Ltd., Senior Notes	7.500%	6/4/29	600,000	$609,795 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	460,000	455,564
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000 EUR	1,098,101 (a)
Total Machinery				2,688,716
Marine Transportation — 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	370,000	370,227 (a)
Passenger Airlines — 1.2%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000	358,419 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	160,000	162,531 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	220,000	218,377 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	528,468	470,998 (a)(e)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	650,000	615,573 (a)
Total Passenger Airlines				1,825,898
Trading Companies & Distributors — 0.9%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	374,162 (a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	210,000	221,099 (a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	747,937
Total Trading Companies & Distributors				1,343,198
Transportation Infrastructure — 1.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	750,000	753,386 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	600,000 GBP	763,134 (c)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	600,000	616,695 (a)
Total Transportation Infrastructure				2,133,215

Total Industrials				16,370,972
Information Technology — 3.3%
Communications Equipment — 1.5%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	1,180,000	1,216,485 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	730,000	666,475 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	490,000	370,623 (a)
Total Communications Equipment				2,253,583
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	170,000	175,444 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	200,000	201,586 (a)
Total Electronic Equipment, Instruments & Components				377,030
IT Services — 0.2%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	350,000	353,057 (a)
Software — 1.2%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	650,000	661,606 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	220,000	219,549 (a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	450,000	410,921 (c)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	160,798 (a)
TeamSystem SpA, Senior Secured Notes (3 mo. EURIBOR + 3.500%)	6.285%	7/31/31	320,000 EUR	347,011 (a)(d)
Total Software				1,799,885
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	230,000	$238,985 (a)

Total Information Technology				5,022,540
Materials — 4.7%
Chemicals — 1.4%
Azelis Finance NV, Senior Notes	4.750%	9/25/29	180,000 EUR	198,277 (a)
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	600,000	413,672 (c)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	120,000	123,073 (a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	6.750%	4/15/30	290,000 EUR	313,891 (a)
OCP SA, Senior Notes	4.500%	10/22/25	500,000	498,078 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	639,605
Total Chemicals				2,186,596
Containers & Packaging — 1.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	414,500	26,943 (a)(e)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000	572,406 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	231,452 (a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	260,000	235,851 (a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000	580,787
Total Containers & Packaging				1,647,439
Metals & Mining — 2.2%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	260,000	259,206 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	390,000	410,629 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,060,000	1,086,463 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,580,000	1,602,919 (a)
Total Metals & Mining				3,359,217

Total Materials				7,193,252
Real Estate — 1.2%
Diversified REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	180,000	183,502 (a)
Health Care REITs — 0.2%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	375,730
Hotel & Resort REITs — 0.5%
Service Properties Trust, Senior Notes	8.875%	6/15/32	770,000	762,924
Real Estate Management & Development — 0.2%
AccorInvest Group SA, Senior Secured Notes	6.375%	10/15/29	110,000 EUR	122,790 (a)
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	213,134	17,081 (c)(e)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	164,735	4,530 (c)(e)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	215,800	5,395 (c)(e)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	2,338 (b)(c)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	82,272	1,311 (c)(e)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	160,000	170,027 (a)
Total Real Estate Management & Development				323,472
Specialized REITs — 0.2%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	230,000	235,409 (a)

Total Real Estate				1,881,037
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 1.6%
Electric Utilities — 0.9%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	150,000	$150,213 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	570,000	546,473 (c)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	340,000	345,328 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000	335,403 (a)
Total Electric Utilities				1,377,417
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	100,000	99,548
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	659,783 (a)
Total Gas Utilities				759,331
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	360,000	370,948 (a)

Total Utilities				2,507,696
Total Corporate Bonds & Notes (Cost — $113,190,751)				110,430,366
Sovereign Bonds — 14.6%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	373,285 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	534,348 (a)
Total Angola				907,633
Argentina — 2.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	173,702	135,053
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	302,647	221,689
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,349,180	846,376
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,707,042	1,749,426 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	66,668	66,668 (c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	379,860 (a)
Total Argentina				3,399,072
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	500,000	480,625 (a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	289,500 (a)
Total Bahamas				770,125
Bahrain — 0.3%

Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	433,737 (a)
Brazil — 0.7%
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	555,142
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	491,559
Total Brazil				1,046,701
Colombia — 0.5%

Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,100,000	857,285
Costa Rica — 0.2%

Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	356,087 (a)
Dominican Republic — 1.5%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	473,496 (a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	384,477 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Dominican Republic — continued
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	$311,025 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	136,530 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	373,182 (c)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	591,780 (a)
Total Dominican Republic				2,270,490
Ecuador — 0.4%

Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	612,860 (a)
Egypt — 0.7%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	232,171 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	283,048 (c)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	639,972 (a)
Total Egypt				1,155,191
Guatemala — 0.4%

Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	578,100 (a)
Indonesia — 0.6%

Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,000,000	972,473
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	95,389	90,695 (c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	936,233 (a)
Total Ivory Coast				1,026,928
Jordan — 0.5%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000	792,221 (a)
Kenya — 0.2%

Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000	289,244 (a)
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	250,065 (c)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	317,048 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	178,192 (a)
Total Nigeria				745,305
Oman — 0.3%

Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	414,069 (c)
Panama — 0.5%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	700,000	511,977
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	330,375
Total Panama				842,352
Paraguay — 0.3%

Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	464,408 (a)
Senegal — 0.2%

Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	300,196 (a)
South Africa — 0.5%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	500,000	471,957
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	281,262
Total South Africa				753,219
Turkey — 2.1%
Turkiye Government International Bond, Senior Notes	4.250%	4/14/26	2,090,000	2,064,711
Turkiye Government International Bond, Senior Notes	4.875%	10/9/26	700,000	691,670
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Turkey — continued
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	680,000	$474,949
Total Turkey				3,231,330
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,796	10,796 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,713	30,820 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	100,180	53,631 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,672	36,353 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	133,249	70,069 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,728	31,312 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	147,285	76,950 (a)
Total Ukraine				309,931

Total Sovereign Bonds (Cost — $22,785,182)				22,528,957
Asset-Backed Securities — 7.5%
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.953%	1/21/35	500,000	482,561 (a)(d)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/37	120,000	120,295 (a)(d)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.802%	1/15/37	310,000	314,277 (a)(d)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.813%	1/25/38	340,000	327,663 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.467%	1/20/38	150,000	150,769 (a)(d)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	7.964%	4/15/34	200,000	200,673 (a)(d)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.390%	10/23/34	440,000	442,229 (a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.443%	10/20/35	490,000	490,700 (a)(d)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.252%	7/15/37	300,000	303,759 (a)(d)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.066%	4/19/35	120,000	120,456 (a)(d)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.773%	1/20/38	600,000	599,801 (a)(d)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.717%	4/22/34	420,000	411,366 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.803%	4/20/34	190,000	186,824 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.811%	4/20/35	150,000	150,027 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	10.043%	10/20/34	460,000	462,228 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.716%	1/20/38	500,000	501,224 (a)(d)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.642%	10/25/37	400,000	398,037 (a)(d)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	9.146%	1/25/38	520,000	518,666 (a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	10.244%	10/15/31	600,000	602,908 (a)(d)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.966%	1/25/38	420,000	419,944 (a)(d)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.492%	4/15/34	210,000	211,785 (a)(d)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.893%	8/26/34	380,000	373,346 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.552%	10/15/37	280,000	280,000 (a)(d)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.134%	10/15/34	400,000	$398,972 (a)(d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.633%	1/20/38	370,000	373,106 (a)(d)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	11.251%	1/20/38	190,000	191,686 (a)(d)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	10.285%	1/22/38	380,000	381,841 (a)(d)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.743%	4/20/37	220,000	223,024 (a)(d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.243%	7/20/37	130,000	131,314 (a)(d)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.311%	4/20/38	370,000	369,970 (a)(d)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.917%	1/25/37	450,000	451,111 (a)(d)
TCW CLO Ltd., 2020-1A DR3 (3 mo. Term SOFR + 3.400%)	7.693%	4/20/34	430,000	428,697 (a)(d)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.593%	4/18/37	130,000	132,272 (a)(d)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.993%	1/20/38	380,000	383,707 (a)(d)

Total Asset-Backed Securities (Cost — $11,550,907)				11,535,238
Senior Loans — 3.5%
Communication Services — 0.7%
Interactive Media & Services — 0.7%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	408,954	406,909 (d)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	610,000	626,559 (j)(k)
Total Interactive Media & Services				1,033,468
Media — 0.0%††
Getty Images Inc., Dollar Term Loan B1	11.250%	2/21/30	50,000	49,812 (g)(j)(k)

Total Communication Services				1,083,280
Consumer Discretionary — 1.5%
Automobile Components — 0.3%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	543,569	506,538 (d)(j)(k)
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	500,000	129,500 (d)(j)(k)
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	445,500	443,273 (d)(j)(k)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.825%	1/27/29	493,639	486,753 (d)(j)(k)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/30/30	395,000	393,941 (d)(j)(k)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.325%	3/14/31	396,000	394,392 (d)(j)(k)
Total Hotels, Restaurants & Leisure				1,718,359

Total Consumer Discretionary				2,354,397
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.549%	3/31/28	345,544	344,548 (d)(j)(k)

Financials — 0.1%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.325%	3/12/29	138,952	138,579 (d)(j)(k)

Industrials — 0.3%
Building Products — 0.3%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.575%	2/10/32	360,000	356,411 (d)(j)(k)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.4%
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2025 Dollar Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.319%	8/17/29	291,108	$291,200 (d)(j)(k)
Software — 0.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.325%	10/16/26	355,015	346,184 (d)(j)(k)

Total Information Technology				637,384
Sovereign Bonds — 0.3%
Tanzania — 0.3%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	9.881%	4/29/31	500,000	491,250 (d)(f)(g)(j)(k)

Total Senior Loans (Cost — $5,722,594)				5,405,849
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		12,962	327,420 (d)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		3,941	88,752 (d)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		7,229	179,279 (d)

Total Preferred Stocks (Cost — $593,392)				595,451
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Communication Services — 0.3%
Media — 0.3%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	333,036	372,563 (e)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,859	557 (c)

Total Convertible Bonds & Notes (Cost — $369,188)				373,120
			Shares
Common Stocks — 0.2%
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,499	35,976 *

Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC			20,733	290,264 *(f)(g)
Spirit Aviation Holdings Inc.			120	1,680 *(f)(g)(l)

Total Industrials				291,944
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security			Shares	Value

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	$1,684 *(f)

Total Common Stocks (Cost — $330,002)				329,604
	Rate	Maturity Date	Face Amount†
Collateralized Mortgage Obligations(m) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $209,999)	7.023%	1/25/40	210,000	212,014 (a)(d)
		Expiration Date	Warrants
Warrants — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
flyExclusive Inc.		5/28/28	5,817	700 *
Spirit Airlines LLC		3/12/30	14,732	206,248 *(a)(f)(g)(l)

Total Warrants (Cost — $184,908)				206,948
Total Investments — 98.2% (Cost — $154,936,923)				151,617,547
Other Assets in Excess of Liabilities — 1.8%				2,822,236
Total Net Assets — 100.0%				$154,439,783

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Restricted security (Note 3).
(m)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At March 31, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	18	6/25	$2,452,005	$2,443,950	$8,055
At March 31, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,289,754	GBP	1,046,154	BNP Paribas SA	4/16/25	$(61,567)
EUR	217,000	USD	226,932	Citibank N.A.	4/16/25	7,911
EUR	203,559	USD	208,701	Morgan Stanley & Co. Inc.	4/16/25	11,596
USD	2,830,880	EUR	2,736,422	Morgan Stanley & Co. Inc.	4/16/25	(130,543)
Net unrealized depreciation on open forward foreign currency contracts						$(172,603)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At March 31, 2025, the Portfolio had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.44 Index	$2,285,000	6/20/30	5.000% quarterly	$117,816	$135,308	$(17,492)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$12,668,985	$210,843	$12,879,828
Financials	—	13,754,320	0 *	13,754,320
Health Care	—	7,018,100	0 *	7,018,100
Other Corporate Bonds & Notes	—	76,778,118	—	76,778,118
Sovereign Bonds	—	22,528,957	—	22,528,957
Asset-Backed Securities	—	11,535,238	—	11,535,238
Senior Loans:
Communication Services	—	1,033,468	49,812	1,083,280
Sovereign Bonds	—	—	491,250	491,250
Other Senior Loans	—	3,831,319	—	3,831,319
Preferred Stocks	$595,451	—	—	595,451
Convertible Bonds & Notes	—	373,120	—	373,120
Common Stocks:
Health Care	35,976	—	—	35,976
Industrials	—	—	291,944	291,944
Real Estate	—	1,684	—	1,684
Collateralized Mortgage Obligations	—	212,014	—	212,014
Warrants:
Industrials	—	700	206,248	206,948
Total Investments	$631,427	$149,736,023	$1,250,097	$151,617,547
Other Financial Instruments:
Futures Contracts††	$8,055	—	—	$8,055
Forward Foreign Currency Contracts††	—	$19,507	—	19,507
Total Other Financial Instruments	$8,055	$19,507	—	$27,562
Total	$639,482	$149,755,530	$1,250,097	$151,645,109

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$192,110	—	$192,110
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	17,492	—	17,492
Total	—	$209,602	—	$209,602

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,355,791	$15,862,361	15,862,361	$19,218,152	19,218,152

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$16,585	—	—
3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Aviation Holdings Inc., Common Shares	120	3/25	$1,461	$1,680	$14.00	0.00%(a)
Spirit Airlines LLC, Warrants	14,732	3/25	179,338	206,248 (b)	14.00	0.13
			$180,799	$207,928		0.13%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Variable Global High Yield Bond Portfolio 2025 Quarterly Report